Convertible Preferred Stock and Stockholders’ Deficit (Tables) - Vicarious Surgical US Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock and Stockholders’ Deficit (Tables) [Line Items]
Schedule of Convertible Preferred Stock authorized, issued
Convertible Preferred Stock Classes	June 30, 2021	December 31, 2020
Series A Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 5,075,585 shares, (liquidation preference of $6,572 at June 30, 2021 and December 31, 2020).	$6,477	$6,477
Series A1 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 7,915,363 shares, (liquidation preference of $16,760 at June 30, 2021 and December 31, 2020).	16,678	16,678
Series A2 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 3,043,029 shares, (liquidation preference of $10,000 at June 30, 2021 and December 31, 2020).	9,995	9,995
Series A3 Convertible Preferred Stock $0.0001 par value – 5,538,308 shares authorized, and 4,143,304 shares issued and outstanding, (liquidation preference of $13,616 at June 30, 2021 and no shares authorized, issued or outstanding at December 31, 2020).	13,520	13,520
Total	$46,670	$46,670

	Years Ended December 31,
Convertible Preferred Stock Classes	2020	2019
Series A Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 5,075,585 shares, (liquidation preference of $6,572 at December 31, 2020 and 2019).	$6,477	$6,477
Series A1 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 7,915,363 shares, (liquidation preference of $16,760 at December 31, 2020 and 2019).	16,678	16,678
Series A2 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 3,043,029 shares, (liquidation preference of $10,000 at December 31, 2020 and 2019).	9,995	9,995
Series A3 Convertible Preferred Stock $0.0001 par value – 5,538,308 shares authorized, and 4,143,304 shares issued and outstanding, (liquidation preference of $13,616 at December 31, 2020 and no shares authorized, issued or outstanding at December 31, 2019).	13,520	—
Total	$46,670	$33,150

Schedule of common stock subject to vesting
	Shares Subject to Vesting	Weighted Average Purchase Price
Balance of unvested shares – January 1, 2019	1,649,304	$0.0001
Vested	(791,665)	$0.0001
Balance of unvested shares – December 31, 2019	857,639	$0.0001
Vested	(791,665)	$0.0001
Balance of unvested shares – December 31, 2020	65,974	$0.0001